Accounting policies - Addition Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Abstract]
Profit for the year	€ 182,269	€ 235,878	€ 149,217
Cash flows from (used in) operating activities	166,836	209,853	151,325
Current assets (liabilities)	252,000	250,000
Research and development costs	17,700	16,500	18,500
Post-employment benefit expense, defined contribution plans	€ 2,522	€ 2,066	€ 1,645